LEASES - Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Future Minimum Lease Payment Due
2025	$ 48
2026	38
2027	28
2028	20
2029	14
Thereafter	65
Total undiscounted future minimum lease payments	213
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ (29)
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent
Present value of future minimum lease payments	$ 184
Operating lease liabilities - Current	(42)	$ (46)
Long-term lease liabilities	$ 142	$ 118